Related Parties - Summarized Changes of Number of Restricted and Performance Shares Granted (Detail) R$ in Thousands	12 Months Ended
	Dec. 31, 2020 shares BRL (R$)	Dec. 31, 2019 BRL (R$) shares
Summary of related parties [line items]
Beginning Balance	1,738,660	739,952
Shares granted | shares	2,910,162
Cancellation of granted shares due to termination of executive employment | shares	(353,294)	(9,168)
Cancellation of performance shares | shares	(52,992)
Ending Balance	2,910,162	1,738,660
April 3, 2019 [member]
Summary of related parties [line items]
Shares granted		567,876
September 2, 2019 [member]
Summary of related parties [line items]
Shares granted		440,000
April 1, 2020 [member]
Summary of related parties [line items]
Shares granted	877,788
September 16, 2020 [member]
Summary of related parties [line items]
Shares granted	700,000